Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Rights, Net.
Schedule of land use rights are amortized using straight-line method

	As of December 31,
	2019	2020
	RMB	RMB
Cost	2,681,762	4,609,201
Less: Accumulated amortization	(172,902)	(248,528)
Land use rights, net	2,508,860	4,360,673